Capital management (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure Of Capital Management [Abstract]
Disclosure of detailed information about capital management [Table Text Block]
	September 30,	September 30,
	2023	2022
Debt:
Borrowings	$-	$2,278,774
Lease obligations	429,523	275,621

Equity:
Share capital	33,379,110	19,496,640
Warrants	1,042,657	1,959,796
Contributed surplus	4,769,115	3,551,330
Accumulated other comprehensive loss	(39,663)	(101,418)
Accumulated deficit	(35,215,599)	(25,909,239)

Total capital	$4,365,143	$1,551,504